Provisions for legal proceedings - Additional Information (Detail) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended
	Mar. 01, 2018 USD ($)	Jan. 07, 2015 Lawsuits	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) PrivateIndividual Plaintiff	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 13, 2017 PrivateIndividual	Dec. 31, 2017 USD ($) Lawsuits	Dec. 31, 2016 USD ($)
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits			$ 5,847	$ 5,582	$ 5,847				$ 5,582	$ 3,999
Number of lawsuits filed | Lawsuits		5							33
Number of Individual Actions settled | PrivateIndividual								21
Number of Individual Actions pending | PrivateIndividual					13			13
Action Settlement amount			2,950		$ 448	$ 76	$ 372
Action Settlement amount including tax			3,449
Payment to resolve claims	$ 983			$ 3,449
Foreign exchange losses on the provision amounted					$ 441
Number of plaintiffs exercised | Plaintiff					2
First Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			983
Second Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			984
Rio de Janeiro [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits			$ 1,080		$ 1,080